LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND OTHER FINANCING
Total	$ 482,455,084	$ 728,474,749
Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(17,448,828)	(38,060,405)
Promissory Notes
LOANS AND OTHER FINANCING
Total	70,780,844	107,812,537
Unsecured Corporate Loans
LOANS AND OTHER FINANCING
Total	96,463,538	128,801,297
Overdrafts
LOANS AND OTHER FINANCING
Total	43,696,886	45,262,951
Mortgage loans
LOANS AND OTHER FINANCING
Total	53,951,778	78,117,610
Automobile and other secured loans
LOANS AND OTHER FINANCING
Total	15,327,328	24,739,537
Personal Loans
LOANS AND OTHER FINANCING
Total	51,898,817	119,231,528
Credit Card Loans
LOANS AND OTHER FINANCING
Total	75,811,274	153,653,670
Foreign Trade Loans
LOANS AND OTHER FINANCING
Total	32,922,723	50,535,631
Other Financings
LOANS AND OTHER FINANCING
Total	38,438,690	16,060,607
Other Receivables from Financial Transactions
LOANS AND OTHER FINANCING
Total	620,254	9,033,481
Receivables from Financial Leases
LOANS AND OTHER FINANCING
Total	19,991,780	33,286,305
Sub Total
LOANS AND OTHER FINANCING
Total	499,903,912	766,535,154
Stage 1
LOANS AND OTHER FINANCING
Total	449,838,268	669,501,335
Stage 1 | Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(4,559,430)	(9,453,324)
Stage 1 | Promissory Notes
LOANS AND OTHER FINANCING
Total	69,528,350	106,340,398
Stage 1 | Unsecured Corporate Loans
LOANS AND OTHER FINANCING
Total	94,147,532	123,583,042
Stage 1 | Overdrafts
LOANS AND OTHER FINANCING
Total	41,749,574	44,092,669
Stage 1 | Mortgage loans
LOANS AND OTHER FINANCING
Total	48,862,769	69,664,409
Stage 1 | Automobile and other secured loans
LOANS AND OTHER FINANCING
Total	12,769,662	19,532,565
Stage 1 | Personal Loans
LOANS AND OTHER FINANCING
Total	43,000,760	92,037,962
Stage 1 | Credit Card Loans
LOANS AND OTHER FINANCING
Total	65,526,273	127,210,714
Stage 1 | Foreign Trade Loans
LOANS AND OTHER FINANCING
Total	23,287,364	40,165,053
Stage 1 | Other Financings
LOANS AND OTHER FINANCING
Total	36,981,673	15,348,477
Stage 1 | Other Receivables from Financial Transactions
LOANS AND OTHER FINANCING
Total	483,950	8,445,341
Stage 1 | Receivables from Financial Leases
LOANS AND OTHER FINANCING
Total	18,059,791	32,534,029
Stage 1 | Sub Total
LOANS AND OTHER FINANCING
Total	454,397,698	678,954,659
Stage 2
LOANS AND OTHER FINANCING
Total	28,099,350	49,289,692
Stage 2 | Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(5,097,963)	(9,112,579)
Stage 2 | Promissory Notes
LOANS AND OTHER FINANCING
Total	798,561	1,054,451
Stage 2 | Unsecured Corporate Loans
LOANS AND OTHER FINANCING
Total	1,789,054	1,090,559
Stage 2 | Overdrafts
LOANS AND OTHER FINANCING
Total	1,395,503	630,267
Stage 2 | Mortgage loans
LOANS AND OTHER FINANCING
Total	3,574,987	6,243,262
Stage 2 | Automobile and other secured loans
LOANS AND OTHER FINANCING
Total	2,298,694	3,945,158
Stage 2 | Personal Loans
LOANS AND OTHER FINANCING
Total	7,283,041	19,148,300
Stage 2 | Credit Card Loans
LOANS AND OTHER FINANCING
Total	8,625,173	19,109,434
Stage 2 | Foreign Trade Loans
LOANS AND OTHER FINANCING
Total	4,009,797	5,760,515
Stage 2 | Other Financings
LOANS AND OTHER FINANCING
Total	1,457,017	505,380
Stage 2 | Other Receivables from Financial Transactions
LOANS AND OTHER FINANCING
Total	132,241	283,228
Stage 2 | Receivables from Financial Leases
LOANS AND OTHER FINANCING
Total	1,833,245	631,717
Stage 2 | Sub Total
LOANS AND OTHER FINANCING
Total	33,197,313	58,402,271
Stage 3
LOANS AND OTHER FINANCING
Total	4,517,466	9,683,722
Stage 3 | Loans and other financing
LOANS AND OTHER FINANCING
Allowance for loan losses	(7,791,435)	(19,494,502)
Stage 3 | Promissory Notes
LOANS AND OTHER FINANCING
Total	453,933	417,688
Stage 3 | Unsecured Corporate Loans
LOANS AND OTHER FINANCING
Total	526,952	4,127,696
Stage 3 | Overdrafts
LOANS AND OTHER FINANCING
Total	551,809	540,015
Stage 3 | Mortgage loans
LOANS AND OTHER FINANCING
Total	1,514,022	2,209,939
Stage 3 | Automobile and other secured loans
LOANS AND OTHER FINANCING
Total	258,972	1,261,814
Stage 3 | Personal Loans
LOANS AND OTHER FINANCING
Total	1,615,016	8,045,266
Stage 3 | Credit Card Loans
LOANS AND OTHER FINANCING
Total	1,659,828	7,333,522
Stage 3 | Foreign Trade Loans
LOANS AND OTHER FINANCING
Total	5,625,562	4,610,063
Stage 3 | Other Financings
LOANS AND OTHER FINANCING
Total		206,750
Stage 3 | Other Receivables from Financial Transactions
LOANS AND OTHER FINANCING
Total	4,063	304,912
Stage 3 | Receivables from Financial Leases
LOANS AND OTHER FINANCING
Total	98,744	120,559
Stage 3 | Sub Total
LOANS AND OTHER FINANCING
Total	$ 12,308,901	$ 29,178,224